Organization, Business and Summary of Significant Accounting Policies - Rollforward of Carrying Amount of Goodwill (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Roll Forward]
Balance at beginning	$ 395,171	$ 394,167
Acquisitions	1,009	263
Disposal	(96)
Foreign currency translation	3,001	741
Balance at end	$ 399,085	$ 395,171